                                                 OPPENHEIMER SENIOR FLOATING RATE FUND
                                                 Supplement dated May 15, 2002 to the
                                                  Prospectus dated November 28, 2001

The Prospectus is changed as follows:

1.       The reference to the Bank of New York on the last page as custodian to the Fund is deleted and replaced as follows:

                  Deutsche Bank and Trust Company Americas
                           60 Wall Street, 17th floor
                           NYC60-1701
                           New York, NY  10005-2848

May 15, 2002                                                                                    PS0291.017

                                               Oppenheimer Senior Floating Rate Fund
                                                Supplement dated May 15, 2002 to the
                                    Statement of Additional Information dated November 28, 2001,

The Statement of Additional Information is supplemented as follows:

1.       In the second paragraph captioned "The Custodian" on page 75, the first sentence is revised as follows:

     The Deutsche Bank Trust Company of Americas is the custodian of the Fund's assets.

2.       On the last page of the Statement of Additional Information, the reference to Bank of New York as the Fund's custodian is deleted and replaced as follows:

     Custodian Bank
         The Deutsche Bank Trust Company of Americas
         60 Wall Street, 17th floor
         NYC60-1701
         New York, NY  10005-2848

May 15, 2002                                                                                     PX0291.003